Intangible Assets: Schedule of Intangible Assets (Details) (USD $)	Jul. 31, 2013	Jan. 31, 2013
Details [Abstract]
Product Development Costs	$ 50,625	$ 44,806
Software License	5,256
Intangible Assets, Gross	55,881	44,806
Accumulated Amortization	(15,641)	(13,749)
Intagible Assets, Net, Total	$ 40,240	$ 31,057